INCOME STATEMENT DETAILS (Schedule of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 93	₪ 81	₪ 85
Professional fees	23	21	21
Credit card and other commissions	13	13	13
Depreciation	16	14	14
Other	19	16	16
Total general and administrative expenses	₪ 164	₪ 145	₪ 149